BUSINESS COMBINATIONS - Stateside Additional information (Details) - USD ($)		12 Months Ended
	Aug. 30, 2021	Dec. 31, 2021
Customer relationships
Business Acquisition [Line Items]
Estimated useful lives		3 years
Stateside
Business Acquisition [Line Items]
Net revenue since the acquisition date	$ 1,695,000
Working capital adjustments		$ 493,791
Net amount due to seller		$ 396,320
Net income since the acquisition date	$ 285,000
Stateside | Customer relationships
Business Acquisition [Line Items]
Estimated useful lives	3 years